One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
June 23, 2017	CHELSEA M. CHILDS chelsea.childs@dechert.com +1 415 262 4566 Direct +1 415 869 3276 Fax

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          HIMCO Variable Insurance Trust – Preliminary Proxy Statement on Schedule 14A
(File No. 811-22954)

Dear Sir or Madam:

On behalf of HIMCO Variable Insurance Trust, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.  Please call the undersigned at 415.262.4566 with any questions regarding the attached.

Sincerely,

/s/ Chelsea M. Childs

Chelsea M. Childs

Attachment